Private Placement (Details Narrative) - Willow Lane Acquisition Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
PrivatePlacementLineItems [Line Items]
Proceeds from Issuance of Private Placement	$ 5,145,722
Common Class A [Member]
PrivatePlacementLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 18.00
Private Placement [Member]
PrivatePlacementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,145,722	5,145,722
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Proceeds from Issuance of Private Placement		$ 5,145,722
Private Placement [Member] | Common Class A [Member]
PrivatePlacementLineItems [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Private Placement [Member] | Sponser [Member]
PrivatePlacementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		4,007,222
Private Placement [Member] | B T I G And Criag Hallum [Member]
PrivatePlacementLineItems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,138,500